Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Intangible assets	£ 118,787	£ 124,013	£ 117,785
Property, plant and equipment	5,518	5,166	4,882
Investments in associates and joint ventures	1,860	1,737
Retirement benefit assets	430	1,147
Deferred tax assets	424	344
Trade and other receivables	248	685
Investments held at fair value	12	39
Derivative financial instruments	452	556
Total non-current assets	127,731	133,687
Inventories	6,094	6,029
Income tax receivable	122	74
Trade and other receivables	4,093	3,588
Investments held at fair value	123	178
Derivative financial instruments	313	179
Cash and cash equivalents	2,526	2,602
Total current assets other than non-current assets classified as held for sale	13,271	12,650
Assets classified as held-for-sale	3	5
Total current assets	13,274	12,655
Total assets	141,005	146,342
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,609	26,606
Other reserves	(3,555)	(333)
Retained earnings	40,234	38,557
Owners of the parent	63,902	65,444
Non-controlling interests	258	244
Total equity	64,160	65,688	£ 60,981	£ 8,406
Liabilities
Borrowings	37,804	43,284
Retirement benefit liabilities	1,459	1,665
Deferred tax liabilities	17,050	17,776
Other provisions for liabilities	388	331
Trade and other payables	1,034	1,055
Derivative financial instruments	287	214
Total non-current liabilities	58,022	64,325
Borrowings	7,562	4,225
Income tax payable	683	853
Other provisions for liabilities	670	318
Trade and other payables	9,727	10,631
Derivative financial instruments	181	302
Total current liabilities	18,823	16,329
Total equity and liabilities	£ 141,005	£ 146,342